ADMINISTRATOR AGREEMENT	12 Months Ended
Dec. 31, 2018
Administrator Agreement
8.	ADMINISTRATOR AGREEMENT

The Partnership and the Master Fund (collectively, the “Funds”) have engaged SS&C (USA) Inc. (formerly CACEIS (USA) Inc.) to provide certain administrative services for the Funds including, but not limited to, maintaining the books and records of the Funds and calculation of the Funds’ Net Asset Value.

Millburn Multi Markets Trading L P [Member]
Administrator Agreement
3.	ADMINISTRATOR AGREEMENT

The Partnership, U.S. Feeder, and Cayman Feeder (collectively, the “Funds”) have engaged SS&C (USA) Inc. (formerly CACEIS (USA) Inc.) (the “Administrator”) to provide certain administrative services for the Funds, including, but not limited to, maintaining the books and records of the Funds and valuation of the Funds’ net asset value.